Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) share	Dec. 31, 2017 CAD ($) share
Statements [Line Items]
Balance, beginning of year | share	1,746,982	1,380,237
Weighted average exercise price, beginning of year | $	$ 12.87	$ 13.38
Share options granted | share	1,082,600	377,078
Granted, weighted average exercise price | $	$ 4.95	$ 11.00
Forfeited | share	(128,356)	(10,000)
Forfeited, weighted average exercise price | $	$ 12.98	$ 12.01
Expired | share	(2,021)	(333)
Expired, weighted average exercise price | $	$ 14.08	$ 30.00
Balance, end of year | share	2,699,205	1,746,982
Weighted average exercise price, end of year | $	$ 9.69	$ 12.87
Options exercisable, end of year | share	1,193,486	845,336
Options exercisable, weighted average exercise price, end of year | $	$ 12.96	$ 12.80